REVENUE AND CONTRACT BALANCES (Q2) (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) Customer	Jun. 30, 2022 USD ($) Customer	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Revenues
Deferred Revenues	$ 29,200	$ 67,300	$ 102,300	$ 11,100	$ 10,300
Contract liabilities	155,572		182,297	$ 213,449
Contract assets	$ 0		$ 0
Number of Major Customers	0	0	0	0	0
Customer A [Member]
Revenues
Percentage of entity's revenue	22.18%	15.74%	20.07%	1.53%	0.00%
Customer B [Member]
Revenues
Percentage of entity's revenue		19.51%